Summary of Significant Accounting Policies - Schedule of Concentration in Monetary as Well as Percentage of Cash and Cash Equivalents (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure in Tabular of Concentration in Monetary as Well as Percentage of Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	¥ 321,772	¥ 376,085	$ 45,320	$ 52,970	¥ 608,984	¥ 728,948
Bank A [Member] | Cash and Cash Equivalents and Restricted Cash and Cash Equivalents [Member] | Concentration Risk by Bank [Member]
Disclosure in Tabular of Concentration in Monetary as Well as Percentage of Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	¥ 136,110	¥ 154,381
Concentration Risk, Percentage	42.00%	41.00%
Bank B [Member] | Cash and Cash Equivalents and Restricted Cash and Cash Equivalents [Member] | Concentration Risk by Bank [Member]
Disclosure in Tabular of Concentration in Monetary as Well as Percentage of Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	¥ 82,861	¥ 73,255
Concentration Risk, Percentage	26.00%	19.00%
Bank C [Member] | Cash and Cash Equivalents and Restricted Cash and Cash Equivalents [Member] | Concentration Risk by Bank [Member]
Disclosure in Tabular of Concentration in Monetary as Well as Percentage of Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	¥ 34,935	¥ 67,444
Concentration Risk, Percentage	11.00%	18.00%
Bank D [Member] | Cash and Cash Equivalents and Restricted Cash and Cash Equivalents [Member] | Concentration Risk by Bank [Member]
Disclosure in Tabular of Concentration in Monetary as Well as Percentage of Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	¥ 0	¥ 40,917
Concentration Risk, Percentage	0.00%	11.00%
Banks [Member] | Cash and Cash Equivalents and Restricted Cash and Cash Equivalents [Member] | Concentration Risk by Bank [Member]
Disclosure in Tabular of Concentration in Monetary as Well as Percentage of Cash and Cash Equivalents [Line Items]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	¥ 253,906	¥ 335,997
Concentration Risk, Percentage	79.00%	89.00%